Cash and Cash Equivalents - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 3,446	£ 2,809
Restricted cash and cash equivalents principally due to exchange control restrictions	324	305
Imperial Tobacco Canada
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	1,569	1,114
Restricted cash and cash equivalents	1,411	1,024
Hedging Instrument
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 34	£ 42